Segment and geographical information - Long-lived Assets by Geographic Area (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,620	$ 1,484
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	875	836
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	477	412
Other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 268	$ 236